ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
Schedule of Accounts Receivable	Accounts receivable consisted of the following:

	As of December 31,
	2019	2018
Receivable from product sales	$5,853,142	$228,858
Receivable from agent fee	436,257	—
Total	$6,289,399	$228,858